STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Fair Value Assumptions
	2012	2011
Risk-free interest rate	1.71%	3.50%
Expected dividend yield	0%	0%
Expected stock price volatility	90%	90%
Expected life of options	10 years	10 years

Summary of All Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	-	$-
Granted	35,000	$1.20
Forfeited	-	$-
Outstanding at December 31, 2011	35,000	$1.20
Granted	455,000	$0.65
Forfeited	(25,000)	$0.69
Outstanding at December 31, 2012	465,000	$0.69	9.33 years	$42,400

Exercisable at December 31, 2012	395,000	$0.69	9.32 years	$39,700